Discontinued operations and assets held for sale (Tables)	6 Months Ended
Sep. 30, 2024
Discontinued operations and assets held for sale
Schedule of income statement of discontinued operations

	Six months ended 30 September
	2024		2023
	€m		€m
Profit/(loss) for the financial period - Discontinued operations
Vodafone Spain[1]	76		(187)
Vodafone Italy	(60)		(52)
Total	16		(239)
Earnings/(loss) per share - Discontinued operations
- Basic	0.06	c	(0.88)	c
- Diluted	0.06	c	(0.88)	c

Note:

1.	The results for Vodafone Spain are for the two months to 31 May 2024 when the sale concluded.

Summary of segment analysis of discontinued operations

	Six months ended 30 September
	2024	2023
	€m	€m
Revenue	603	1,887
Cost of sales	(321)	(1,511)
Gross profit	282	376
Selling and distribution expenses	(27)	(150)
Administrative expenses	(34)	(328)
Net credit losses on financial assets	(15)	(51)
Operating profit/(loss)	206	(153)
Investment income	3	—
Financing costs	(8)	(35)
Profit/(loss) before taxation	201	(188)
Income tax credit	—	1
Profit/(loss) after tax of discontinued operations	201	(187)
Loss on sale of disposal group	(125)	—
Profit/(loss) for the financial period from discontinued operations	76	(187)
Total comprehensive income/(expense) for the financial period from discontinued operations
Attributable to owners of the parent	77	(184)

	Six months ended 30 September
	2024	2023
	€m	€m
Revenue	2,210	2,269
Cost of sales	(840)	(1,750)
Gross profit	1,370	519
Selling and distribution expenses	(114)	(121)
Administrative expenses	(246)	(426)
Net credit losses on financial assets	(26)	(20)
Other expense	—	(1)
Operating profit / (loss)	984	(49)
Financing costs	(45)	(43)
Profit/(loss) before taxation	939	(92)
Income tax (expense) / credit	(260)	40
Profit/(loss) after tax of discontinued operations	679	(52)
After tax loss on the re-measurement of disposal group	(739)	—
Loss for the financial period from discontinued operations	(60)	(52)
Total comprehensive expense for the financial period from discontinued operations
Attributable to owners of the parent	(56)	(50)

Schedule of net assets and liabilities held for sale

	30 September	31 March
	2024	2024
	€m	€m
Non-current assets
Goodwill	1,674	2,398
Other intangible assets	3,416	4,318
Property, plant and equipment	4,895	9,264
Other investments	—	2
Deferred tax assets	208	461
Trade and other receivables	143	390
	10,336	16,833
Current assets
Inventory	117	173
Taxation recoverable	76	77
Trade and other receivables	1,130	1,922
Cash and cash equivalents	28	42
	1,351	2,214
Assets held for sale	11,687	19,047
Non-current liabilities
Borrowings	1,387	2,387
Deferred tax liabilities	—	3
Post employment benefits	36	45
Provisions	120	273
Trade and other payables	92	163
	1,635	2,871
Current liabilities
Borrowings	727	1,019
Taxation liabilities	12	12
Provisions	82	90
Trade and other payables	1,440	2,926
	2,261	4,047
Liabilities held for sale	3,896	6,918